COMMITMENTS AND CONTINGENCIES - Commitments (Details) - Property, plant and equipment $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Commitments	$ 304,712
2021	174,509
2022	84,795
2023	45,408
Total	$ 304,712